Trade and other receivables - Summary of trade and other receivables, amounts falling due within one year (Detail) - GBP (£) £ in Millions	Jun. 30, 2023	Dec. 31, 2022
Trade and receivables [Abstract]
Trade receivables (net of loss allowance)	£ 6,167.8	£ 7,403.9
Work in progress	292.7	352.4
VAT and sales taxes recoverable	425.5	448.1
Prepayments	305.7	236.6
Accrued income	3,193.4	3,468.3
Fair value of derivatives	2.4	5.1
Other debtors	670.6	585.3
Trade and other receivables	£ 11,058.1	£ 12,499.7